ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

January 4, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:
ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
Vident U.S. Bond Strategy ETF (S000046801)
Vident U.S. Equity Strategy ETF (S000043147)
Vident International Equity Strategy ETF (S000042078)
(the “Funds”)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, Vident U.S. Bond Strategy ETF, Vident U.S. Equity Strategy ETF, and Vident International Equity Strategy ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated December 31, 2023, and filed electronically as Post-Effective Amendment No. 936 to the Trust’s Registration Statement on Form N-1A on December 15, 2023.
If you have any additional questions or require further information, please do not hesitate to contact me at (513) 493-5880 or josh.hinderliter@usbank.com.

Sincerely,

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Secretary